AMERICAN FUNDS MORTGAGE FUND®
AMERICAN FUNDS MORTGAGE FUND®
American Funds Mortgage Fund® Prospectus Supplement March 26, 2015 (for prospectus dated November 1, 2014)

The first table under the heading “Example” in the “Fees and expenses of the fund” section of the prospectus is amended in its entirety to read as follows:
Expense Example AMERICAN FUNDS MORTGAGE FUND® (USD $)	1 year	3 years	5 years	10 years
Class A	446	597	761	1,236
Class B	653	874	1,018	1,579
Class C	257	486	839	1,834
Class F-1	76	237	411	918
Class F-2	47	148	258	579
Class 529-A	456	627	813	1,350
Class 529-B	662	902	1,066	1,683
Class 529-C	265	511	881	1,922
Class 529-E	110	343	595	1,317
Class 529-F-1	62	195	340	762
Class R-1	146	452	782	1,713
Class R-2	171	530	913	1,987
Class R-2E	119	372	644	1,420
Class R-3	108	337	585	1,294
Class R-4	73	227	395	883
Class R-5	44	138	241	542
Class R-6	37	116	202	456

Keep this supplement with your prospectus.